Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring
¥ in Millions
	Jun. 30, 2021 JPY (¥)	Mar. 31, 2021 JPY (¥) Times
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 8,674	¥ 22,579
Level 3 | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	6.10%	5.90%
Real Estate Collateral Dependent Loans | Level 3 | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,171	¥ 1,953
Real Estate Collateral Dependent Loans | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 6,603	¥ 8,726
Real Estate Collateral Dependent Loans | Level 3 | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	5.20%	5.10%
Real Estate Collateral Dependent Loans | Level 3 | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	8.50%	7.00%
Investment in operating leases and property under facility operations | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 672	¥ 4,934
Investment in operating leases and property under facility operations | Level 3 | Appraisals | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.00%
Certain Investment in Affiliates
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 228
Certain Investment in Affiliates | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 2,614
Certain Investment in Affiliates | Level 3 | Appraisals | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.00%
Certain Good will | Level 3 | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 775
Range Discount Rate | Times		5.5
Certain Good will | Level 3 | Weighted Average | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		5.5
Certain equity securities | Level 3 | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 3,577
Certain equity securities | Level 3 | Appraisals | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		0.00%